Other Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Other Assets and Liabilities
Other assets and liabilities as at December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	December 31, 2019		December 31, 2020
Other assets
Advance payments	￦	179,475	￦	168,302
Prepaid expenses		84,768		66,578
Contract cost 1		1,849,243		1,804,948
Contract assets 1		557,041		586,438
Others		14,243		18,747
Less: Non-current		(685,488)		(768,661)

Current	￦	1,999,282	￦	1,876,352

Other liabilities
Advances received 1	￦	333,342	￦	328,491
Withholdings		99,844		105,415
Unearned revenue 1		65,228		29,593
Lease liabilities		1,211,352		1,143,640
Contract liabilities 1		365,610		384,133
Others		23,298		21,597
Less: Non-current		(1,030,117)		(909,570)

Current	￦	1,068,557	￦	1,103,299

1	The amounts include adjustments arising from adoption of IFRS 15 (Note 26).